Expense Example - Class IS Shares - Federated Hermes Global Small Cap Fund - IS	Jan. 31, 2021 USD ($)
Expense Example:
1 Year	$ 1,164
3 Years	3,252
5 Years	5,055
10 Years	$ 8,558